Average Annual Total Returns - Clipper Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Clipper Fund
Prospectus [Line Items]
Average Annual Return, Percent	27.43%	13.88%	12.45%
Clipper Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.83%	11.46%	10.49%
Clipper Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.77%	10.55%	9.72%
S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%